Financial assets - Summary of Detailed Information About In Debt Investment AT FVOCI (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets [abstract]
Financial assets		₺ 255,019	₺ 221,190
Financial assets at fair value through other comprehensive income	₺ 345,602	42,454
Debt securities [member]
Current assets [abstract]
Financial assets	₺ 345,602	₺ 42,454